Trade and Other Payables	6 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade and other payables
11.	Trade and other payables

	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD

Non-current
Loans from a related party (Note 19)	1,651,825	895,100	200,336

Current
Trade payables – third parties	969,110	1,319,572	295,338
Loans from a related party (Note 19)	1,887,800	1,566,425	350,588
Amount due to related parties, net (Note 19)	128,523	246,762	55,228
Advances from a related party (Note 19)	5,250,465	5,471,319	1,224,557
Other payables	289,091	225,606	50,494
Provision	48,000	48,000	10,743
Accrued expenses	3,585,167	984,847	220,422
	12,158,156	9,862,531	2,207,370
	13,809,981	10,757,631	2,407,706

Trade payables are non-interest bearing and are normally settled on 30 to 90 days’ (June 30: 30 to 90 days’) credit term.

Accrued expenses mainly consisted of staff cost, contract workers’ cost, interest payables, freight charges and professional fees.

Amount due to related parties, net is unsecured, non-interest bearing and repayment on demand.

Advances from a related party are non-trade in nature, unsecured and non-interest bearing. The advances were used to finance the Group’s proposed IPO on Nasdaq Capital Market.

The provision pertained to estimated costs of dismantlement, removal or restoration of leased properties to its original condition as stipulated in the terms and conditions of the lease contracts.

Loans from a related party are unsecured, bear interest at 4.5% (June 30: 4.5%) per annum and expected to be settled in cash. The loans are due for repayment in August 2025 and August 2026.